Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Investments [Abstract]
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	December 31, 2014
	Cost	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities- fixed rate investments	350,528	—	350,528
Other short-term investments	1,708,024	—	1,708,024
	2,058,552	—	2,058,552

	December 31, 2013
	Cost	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	901,183	—	901,183